Leases - Additional information (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Amortization of ROU assets	$ 8
Interest on lease liability	2
Finance lease cost	10
Operating lease cost	26
Short-term lease cost	112
Total lease cost	148
Other information:
Operating cash outflows from finance lease	2
Operating cash outflows from operating leases	11
Investing cash outflows from operating leases	127
Financing cash outflows from finance lease	$ 8
Weighted average remaining lease term - finance lease	2 years
Weighted average remaining lease term - operating leases	4 years 7 months 24 days
Weighted average discount rate - finance lease	7.50%
Weighted average discount rate - operating leases	4.85%